Risk management - Disclosure of liquidity coverage ratio by component (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 348,028	€ 312,042	€ 297,300
Total net cash outflows (denominator)	209,892	204,759	181,953
Cash outflows	282,982	270,748	233,294
Cash inflows	€ 73,090	€ 65,989	€ 51,341
LCR ratio (%)	166.00%	152.00%	163.00%
NSFR ratio (%)	123.00%	121.00%	126.00%